Financial Instruments and Fair Value Measurements - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, current	$ (20,700)
Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	20,650	$ 18,359
Level 3 | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, current	(20,700)
Contingent consideration	$ 20,650	$ 18,359
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	0.00%
Minimum | Valuation, Income Approach | Discount Rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones	0.065
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	100.00%
Maximum | Valuation, Income Approach | Discount Rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones	0.066